Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial instruments [text block] [Abstract]
Schedule of Classification of Financial Assets and Liabilities
	December 31,
	2020	2019
	U.S. Dollars in thousands
Financial assets

Financial assets at fair value through profit or loss:
Foreign exchange forward contracts	$-	$2

Financial assets at fair value through other comprehensive income:
Cash flow hedges	457	13
Marketable debt securities	-	12,832
Financial assets at cost:
Cash and cash equivalent	70,197	42,662
Short term bank deposits	39,069	18,413
Total assets measured at fair value through other comprehensive income	$109,723	$73,920

Total financial assets	$109,723	$73,922

Financial liabilities

Financial assets at fair value through profit or loss:

Foreign exchange forward contracts	$9	$-

Financial liabilities measured at amortized cost:

Bank loans	274	746
Leases	4,665	5,001
Total Financial liabilities measured at amortized cost:	$4,939	$5,747

Total financial and lease liabilities	$4,948	$5,747

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$16,110					$16,110
Other accounts payables	7,547					7,547
bank loans (including interest)	244	37				281
Lease liabilities (including interest)	1,238	1,002	806	1,436	748	5,230

	$25,139	$1,039	$806	$1,436	$748	$29,168
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$24,830	-	-	-	-	$24,830
Other accounts payables	5,811	-	-	-	-	5,811
bank loans (including interest)	506	227	34	-	-	767
Lease liabilities (including interest)	1,198	1,000	797	1,352	1,364	5,711

	$32,345	$1,227	$831	$1,352	$1,364	$37,119

Schedule of Changes in Liabilities Arising From Financing Activities
	January 1, 2020	Payments	Foreign exchange movement	New loans and leases	Write off	December 31, 2020
	U.S. Dollars in thousands

Bank loans	$746	(492)	20	-	-	$274
Leases	5,001	(1,103)	340	539	(112)	4,665
Total	$5,747	$(1,595)	$360	$539	$(112)	$4,939

Schedule of Carrying Amount and Fair Value of Financial Instruments
	Carrying Amount		Fair Value
	December 31,		December 31,
	2020	2019	2020	2019
	U.S. Dollars in thousands

Financial liabilities
Bank loans	274	746	278	754
Leases	4,665	5,001	4,935	5,583
Total Financial liabilities	$4,939	$5,747	$5,213	$6,337

Schedule of Financial Assets Measured at Fair Value
Financial assets (liabilities) measured at fair value:	Level 1	Level 2
	U.S. Dollars in thousands

December 31, 2020
Derivatives instruments	-	448

	$-	$448
	Level 1	Level 2
	U.S. Dollars in thousands

December 31, 2019
Debt securities (corporate and government) measured fair value through other comprehensive income	$4,289	8,543
Derivatives instruments	-	15
	$4,289	$8,558

Schedule of Sensitivity Analysis for Market Risks
	December 31,
	2020	2019
	U.S. Dollars in thousands

Sensitivity test to changes in market price of listed Securities
Gain (loss) from change:
5% increase in market price	$-	$642
5% decrease in market price	$-	$(642)

Sensitivity test to changes in foreign currency:
Gain (loss) from change:
5% increase in NIS	$(203)	$(24)
5% decrease in NIS	$203	$24
5% increase in Euro	$(253)	$(552)
5% decrease in Euro	$253	$552

Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments
	December 31,
	2020	2019
	U.S. Dollars in thousands

In NIS:
Bank loans measured at amortized cost	$274	$746
Leases measured at amortized cost	4,665	4,973

	$4,939	$5,719
In USD:
Leases measured at amortized cost	$-	$28